Derivative Instruments - Schedule of Derivative Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expenses and Other Current Assets [Member] | Foreign Exchange Option [Member]
Derivative [Line Items]
Derivative Asset, Subject to Master Netting Arrangement, before Offset	$ 1,704	$ 457
Prepaid Expenses and Other Current Assets [Member] | Foreign Exchange Forward [Member]
Derivative [Line Items]
Derivative Asset, Subject to Master Netting Arrangement, before Offset	321	96
Accounts Payable [Member] | Foreign Exchange Forward [Member]
Derivative [Line Items]
Derivative Liability, Not Subject to Master Netting Arrangement	$ (243)	$ (111)